Note 1 - Organization and Summary of Significant Accounting Policies: Income Tax, Policy (Policies)	3 Months Ended
Nov. 30, 2012
Policies
Income Tax, Policy

Federal income taxes -The Company utilizes FASB ACS 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. When, in the opinion of management, it is more likely than not that some part or all of the deferred tax assets will not be realized.

 Interest and penalties on tax deficiencies recognized in accordance with ASC accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.